UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Mason Hill Advisors, LLC
           ------------------------------------------------
 Address:   477 Madison Ave., 8[th] Floor
           ------------------------------------------------
            New York, New York 10022
           ------------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Brian J. Tsai
         --------------------------------------
 Title:   Chief Compliance Officer
         --------------------------------------
 Phone:   (212) 832-1290
         --------------------------------------

Signature, Place, and Date of Signing:

 /s/ Brian J. Tsai     New York, New York     November 15, 2007
-------------------   --------------------   -------------------
    [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


















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
                             FORM 13F SUMMARY PAGE



Report Summary:


 Number of Other Included Managers:        0
                                          ---------------------------

 Form 13F Information Table Entry Total:   16
                                          ---------------------------

 Form 13F Information Table Value Total:   $ 145,992,290.99
                                          ---------------------------
                                                  (thousands)


List of Other Included Managers:


NONE.

















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
                           FORM 13F INFORMATION TABLE



NAME OF ISSUER                        TITLE OF    CUSIP       VALUE        SHRS    SECURITY INVSTMNT OTHER   VOTING       VOTING
                                       CLASS                (X $1000)      AMT       TYPE   DSCRETN  MGRS  AUTHORITY    AUTHORITY
                                                                                                             NO. OF   SOLE / SHARED
                                                                                                             SHARES       / NONE
APEXSILVER MINES LIMITED ISIN        ORD        G04074103  1,297,287.17    100,487   SHRS     SOLE    N/A     100,487      SOLE
#KYG04074103
BERKSHIREHATHAWAY INC DEL CL A FRMLY CLASS A    084670108    217,980.00          2   SHRS     SOLE    N/A           2      SOLE
COMMO
BERKSHIREHATHAWAY INC DEL CL B       CLASS B    084670207  3,898,440.00      1,071   SHRS     SOLE    N/A       1,071      SOLE
CANADIAN NATURAL RESOURCES CMN       COM        136385101 52,317,558.31    950,461   SHRS     SOLE    N/A     950,461      SOLE
CENTRAL FD CDA CL A ISIN             CLASS A    153501101 32,795,683.43  3,488,902   SHRS     SOLE    N/A   3,488,902      SOLE
#CA1535011011  SE
CENTRAL GOLD-TRUST CMN               TR UNTI    153546106  4,457,963.08    170,800   SHRS     SOLE    N/A     170,800      SOLE
Compton Petroleum                    COM        204940100 13,518,230.16  1,341,814   SHRS     SOLE    N/A   1,341,814      SOLE
GAMMON LAKE RESOURCES INC CMN        COM        364915108 14,306,750.43    813,300   SHRS     SOLE    N/A     813,300      SOLE
HARMONY GOLD MNG LTD (NEW) SPO       SPONSORED  413216300  9,461,758.97    680,702   SHRS     SOLE    N/A     680,702      SOLE
                                     ADR
ISHARESSILVER TR ISHARES             ISHARES    46428Q109  2,753,983.52     20,626   SHRS     SOLE    N/A      20,626      SOLE
NEVSUN RESOURCES LTD CMN             COM        64156L101  2,015,615.96    957,381   SHRS     SOLE    N/A     957,381      SOLE
NEW GOLD INC CMN                     COM        644535106  6,043,643.85    730,300   SHRS     SOLE    N/A     730,300      SOLE
NORTHGATEMINERALS CORP FORMERLY      COM        666416102     35,914.50     10,350   SHRS     SOLE    N/A      10,350      SOLE
NORTHGATE
QUEENSTAKE RESOURCES LTD NEW C       COM        748314101  2,086,430.24 15,533,300   SHRS     SOLE    N/A  15,533,300      SOLE
SERVICEMASTERCO CASH MERGER AT       COM        81760N109    303,844.77     19,743   SHRS     SOLE    N/A      19,743      SOLE
$15.625 A S
UNICOAMERN CORP                      COM        904677108    481,206.60     37,980   SHRS     SOLE    N/A      37,980      SOLE



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